Schedule I - Condensed Financial Information of Registrant (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Assets
Total assets	$ 8,841	$ 15,654				$ 250,423				$ 8,841		$ 15,654	$ 250,423
Stockholders' equity
Preferred stock, $0.01 par value; 5,000,000 shares authorized and no shares outstanding at December 31, 2013 and December 31, 2012	0	0				0				0		0	0
Common Stock Value	54	54				54				54		54	54
Less common stock held in treasury, at cost, 40,481 shares at December 31, 2013 and December 31, 2012	(4,316)	(4,316)				(4,316)				(4,316)		(4,316)	(4,316)
Additional paid-in capital	191,056	191,197				189,604				191,056		191,197	189,604
Accumulated deficit	(171,789)	(168,328)				(129,120)				(171,789)		(168,328)	(129,120)
Total stockholders' equity	15,013	18,615				56,230				15,013		18,615	56,230
Income Statement
Net loss	(2,814)	(30,456)	(5,129)	(4,737)	(5,328)	(11,486)	(11,328)	(12,415)	(11,093)	(3,618)	(10,065)	(45,650)	(46,322)
Cash flow from operating activities:
Net loss	(2,814)	(30,456)	(5,129)	(4,737)	(5,328)	(11,486)	(11,328)	(12,415)	(11,093)	(3,618)	(10,065)	(45,650)	(46,322)
Adjustment to reconcile net loss to net cash used in operating activities:
Net cash used in operating activities										(4,818)	3,040	13,220	1,453
Cash flows from investing activities
Net cash provided by investing activities										0	(1,074)	(9,512)	(843)
Cash and equivalents at end of period	8,054	12,605				8,554				8,054		12,605	8,554
Common Class B [Member]
Stockholders' equity
Common Stock Value	8	8				8				8		8	8
Parent Company [Member]
Assets
Investment in BioFuel Energy, LLC		18,615				56,230						18,615	56,230
Total assets		18,615				56,230						18,615	56,230
Stockholders' equity
Preferred stock, $0.01 par value; 5,000,000 shares authorized and no shares outstanding at December 31, 2013 and December 31, 2012		0				0						0	0
Common Stock Value		54				54						54	54
Less common stock held in treasury, at cost, 40,481 shares at December 31, 2013 and December 31, 2012		(4,316)				(4,316)						(4,316)	(4,316)
Additional paid-in capital		191,197				189,604						191,197	189,604
Accumulated deficit		(168,328)				(129,120)						(168,328)	(129,120)
Total stockholders' equity		18,615				56,230						18,615	56,230
Income Statement
Equity in loss of BioFuel Energy, LLC												(39,027)	(39,568)
Other expenses												(181)	(275)
Net loss												(39,208)	(39,843)
Cash flow from operating activities:
Net loss												(39,208)	(39,843)
Adjustment to reconcile net loss to net cash used in operating activities:
Net cash used in operating activities												(181)	(275)
Cash flows from investing activities
Advances from BioFuel Energy, LLC												181	275
Net cash provided by investing activities												181	275
Cash and equivalents at end of period		0				0						0	0
Parent Company [Member] | Common Class B [Member]
Stockholders' equity
Common Stock Value		$ 8				$ 8						$ 8	$ 8